Inventories	12 Months Ended
Jun. 30, 2023
Inventories
15. Inventories

15. Inventories

Breakdown of Group’s inventories as of June 30, 2023 and 2022 are as follows:

	06.30.2023	06.30.2022
Crops	12,892	13,317
Materials and supplies	14,923	14,556
Sugarcane	202	629
Agricultural inventories	28,017	28,502
Supplies for hotels	199	431
Total inventories	28,216	28,933

As of June 30, 2023 and 2022 the cost of inventories recognized as expense amounted to ARS 70,468 and ARS 104,851, respectively and have been included in “Costs” in the Statement of Income and Other Comprehensive Income.